Long-Term Debt - $120,000 Sale and Leaseback Agreements - CMBFL Four Vessels (Details) - CMBFL Four Vessels [Member]		6 Months Ended
	Aug. 26, 2021 USD ($) Vessel Agreement	Jun. 30, 2026 USD ($) Installment	Oct. 13, 2021 USD ($)	Sep. 30, 2021 USD ($)
Long-Term Debt [Abstract]
Face amount	$ 120,000,000
Number of sale and leaseback agreements | Agreement	4
Number of vessels financed (in Vessel) | Vessel	4
Outstanding balance		$ 34,912,000
Balloon payment		$ 7,000,000
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		SOFR [Member]
Margin on variable rate		3.25%
Sale and Leasback Agreement - One [member]
Long-Term Debt [Abstract]
Face amount	$ 30,000,000
Sale and Leaseback Agreement - Two [Member]
Long-Term Debt [Abstract]
Face amount	30,000,000
Sale and Leaseback Agreement - Three [Member]
Long-Term Debt [Abstract]
Face amount	$ 30,000,000
Sale and Leaseback Agreement - First, Second and Third [Member]
Long-Term Debt [Abstract]
Outstanding balance				$ 90,000,000
Maturity date		Sep. 30, 2027
Sale and Leaseback Agreement - Four [Member]
Long-Term Debt [Abstract]
Outstanding balance			$ 30,000,000
Maturity date		Oct. 31, 2027
Supplemental Agreement [Member]
Long-Term Debt [Abstract]
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		SOFR [Member]
Margin on variable rate		2.75%
Debt Redemption Period, One [Member]
Long-Term Debt [Abstract]
Number of payment installments (in Installment) | Installment		12
Periodic installment payment		$ 1,587,500
Frequency of periodic payment		quarterly
Debt Redemption Period, Two [Member]
Long-Term Debt [Abstract]
Number of payment installments (in Installment) | Installment		12
Periodic installment payment		$ 329,200
Frequency of periodic payment		quarterly